191 Peachtree Street Suite 3300 Atlanta, GA 30303

November 19, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934 of the FMX Growth Allocation Fund and the FMX Total Return Fund (the “Funds”).  The Funds are each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen:

On behalf of our client, Starboard Investment Trust (the “Trust”), enclosed for filing please find a Definitive Proxy Statement for the Trust, which incorporates certain amendments and conforming changes to the Trust’s Preliminary Proxy Statement filed on November 9, 2010, including the Trust’s responses to the oral comments of Mr. Kevin Rupert, Examiner, Division of Investment Management, provided in a telephone conversation on November 12, 2010, regarding the Preliminary Proxy Statement.  Per Mr. Rupert’s request, his comments and the Trust’s responses to the comments are provided below.

1.           Comment: You requested that the Funds replace all occurrences of the phrase “requirements of diversification” and “definition of diversification” with the phrase “permissible standards of diversification.”

Response:  The Funds have made the change requested.

2.           Comment: You requested that, under “Proposal One ”, after the description of the New Investment Limitation on page 3 of the proxy, the Funds state whether there are any additional risks to shareholders associated with the change in the investment limitation.

Response: The Funds have added a statement to page 3 of the proxy that “The New Investment Limitation will not materially change the degree of risk to shareholders of the Funds.”

3.           Comment: You requested that, under “Proposal One – Number of Shares Outstanding and Voting”, on pages 5 and 6 of the proxy, the Funds include a statement about the number of shareholder votes required to approve Proposal One as set forth in Section 24(a)(42) of the Investment Company Act of 1940.

Response:  The Funds have made the change requested.

4.           Comment: You requested that, under “Proposal One – Number of Shares Outstanding and Voting”, on page 6 of the proxy, the Funds include a statement that broker “non-votes” effectively count against the proposal.

Response:  The Funds have made the change requested.

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

In submitting this correspondence, the Trust acknowledges that: (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; (ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any persona under the federal securities laws of the United States.

Please contact Tanya L. Goins at (404) 736-3641 with any questions or comments regarding this filing.

Sincerely,

/s/ Tanya L. Goins

Tanya L. Goins

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com